Continuing Operations	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Continuing Operations:
Continuing Operations

NOTE 4 – Continuing Operations

The Company has sustained losses and has negative cash flows from operating activities since its inception.  However, the Company has had increasing revenues in recent periods.  In addition, the Company has raised significant equity capital and is currently developing new product lines to increase future revenues.  The Company believes it has adequate working capital and cash to fund operations through 2016, and has entered into significant revenue contracts that are expected to generate cash flow in the near term.

Continuing Operations,

NOTE 3 - Continuing Operations

The Company has sustained losses and has negative cash flows from operating activities since its inception.  However, the Company has had increasing revenues in recent periods.  In addition, the Company has raised significant equity capital and is currently developing new product lines to increase future revenues.  The Company believes it has adequate working capital and cash to fund operations through 2016, and has entered into significant revenue contracts that are expected to generate cash flow in the near term.